Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Subsequent Event [Line Items]
Subsequent Events	Subsequent Events Subsequent events through June 25, 2026, the date that the financial statements were issued, have been evaluated in the preparation of these financial statements.